COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10.  COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. In the opinion of management, all such matters are not expected to have a material effect on the financial position, results of operations or cash flows of the Company. However, the outcome of litigation is inherently uncertain. There is no material pending or threatened litigation against the Company that remains outstanding as of September 30, 2021 (unaudited), December 31, 2020 and December 31, 2019.

Lease Agreement

The Company leases office facilities in the United States that expire at various dates through December 2024. All lease arrangements entered into are classified as operating leases. Certain leases contain scheduled increases in rental payments resulting in uneven cash flows over the life of the lease. The difference between the required lease payment and the recognition of lease expense on a straight-line basis is recorded as a deferred rent liability on the balance sheet. Rent expense during the nine months ended September 30, 2021 and 2020 (unaudited), and the years ended December 31, 2020 and 2019, was $0.4 million, $1.42 million, $1.4 million, and $1.3 million, respectively.

Total future minimum lease payments over the term of the lease as of September 30, 2021 (unaudited), are as follows (in thousands):

Lease Payments
Remaining three months of 2021	$275
2022	875
2023	901
2024	928
Total	$2,979

Total future minimum lease payments over the term of the lease as of December 31, 2020, are as follows (in thousands):

Years Ended December 31,	Lease Payments
2021	$1,205
2022	875
2023	901
2024	928
Total	$3,909

The Company’s headquarter lease in San Francisco, CA contains an option to renew the lease for a period of three years upon expiration of the initial lease term in December 2024 for which the base rent shall be the then fair market value rent at the time of exercise.